PENSIONS AND OTHER POST RETIREMENT BENEFITS - Investment Objectives (Details)	Dec. 31, 2021	Dec. 31, 2020
Weighted average pension plan asset allocations
Equities	48.00%	50.00%
Fixed income	38.00%	38.00%
Plan assets comprised of: - Real estate	14.00%	12.00%
Total plan assets	100.00%	100.00%